Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Global Digital Solutions, Inc.
Entity Central Index Key	0001011662
Entity Tax Identification Number	22-3392051
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	777 South Flagler Drive
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	515-6163
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false